SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION
SEGMENTED INFORMATION

18.           SEGMENTED INFORMATION

The Company operates primarily in the gold mining industry and its major product is gold. Its activities include gold production, acquisition, exploration and development of gold properties. The Company’s primary mining operations are in the United States, the Russian Federation, Brazil, Chile, Ghana and Mauritania.

The reportable segments are those operations whose operating results are reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance provided those operations pass certain quantitative thresholds. Operations whose revenues, earnings or losses or assets exceed 10% of the total consolidated revenue, earnings or losses or assets are reportable segments.

In order to determine reportable operating segments, management reviews various factors, including geographical location and managerial structure. It was determined by management that a reportable operating segment generally consists of an individual mining property managed by a single general manager and management team.

The Kupol segment includes the Kupol and Dvoinoye mines. These two mines have been aggregated into one reportable segment as they have integrated cost structures, due to the processing of Dvoinoye ore at the Kupol mill, and other shared infrastructure such as the purchasing function.

The Corporate and other segment includes corporate, shutdown and other non-operating assets (including Kettle River-Buckhorn, La Coipa, Lobo-Marte and White Gold until its disposal on June 14, 2017)  and non-mining and other operations. These have been aggregated into one reportable segment as they do not generate revenues.

Finance income, finance expense, other income (expense), and equity in earnings (losses) of associate and joint ventures are managed on a consolidated basis and are not allocated to operating segments.

i.           Operating segments

The following tables set forth operating results by reportable segment for the following years:

									Non-operating
	Operating segments								segments (a)
		Round	Bald						Corporate and
Year ended December 31, 2018:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other (b), (c)	Total
Revenue
Metal sales	$325.5	483.9	403.9	663.1	113.6	627.7	307.8	286.0	1.1	$3,212.6
Cost of sales
Production cost of sales	214.4	277.6	174.1	430.5	65.7	288.2	237.3	172.7	—	1,860.5
Depreciation, depletion and amortization	109.7	51.0	99.7	148.9	4.0	133.5	95.5	123.8	6.3	772.4
Total cost of sales	324.1	328.6	273.8	579.4	69.7	421.7	332.8	296.5	6.3	2,632.9
Gross profit (loss)	$1.4	155.3	130.1	83.7	43.9	206.0	(25.0)	(10.5)	(5.2)	$579.7
Other operating expense	38.2	—	7.9	13.8	(1.3)	(0.4)	52.4	(10.3)	36.7	137.0
Exploration and business development	4.7	1.2	11.5	—	0.1	19.2	8.5	6.0	58.0	109.2
General and administrative	—	—	—	—	—	—	—	—	133.0	133.0
Operating earnings (loss)	$(41.5)	154.1	110.7	69.9	45.1	187.2	(85.9)	(6.2)	(232.9)	$200.5
Other income (expense) - net										3.2
Equity in losses of joint ventures										(0.3)
Finance income										11.0
Finance expense										(101.2)
Earnings before tax										$113.2

									Non-operating
	Operating segments								segments (a)
		Round	Bald						Corporate and
Year ended December 31, 2017:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other (b), (c)	Total
Revenue
Metal sales	$481.1	552.2	331.5	447.0	52.0	726.9	298.4	317.6	96.3	$3,303.0
Cost of sales
Production cost of sales	239.9	302.5	168.9	310.2	19.9	300.9	178.2	200.1	36.8	1,757.4
Depreciation, depletion and amortization	86.6	107.4	83.5	127.0	4.6	184.2	78.6	138.6	8.9	819.4
Impairment, net of reversals	(88.6)	—	—	253.0	—	—	(142.9)	—	—	21.5
Total cost of sales	237.9	409.9	252.4	690.2	24.5	485.1	113.9	338.7	45.7	2,598.3
Gross profit (loss)	$243.2	142.3	79.1	(243.2)	27.5	241.8	184.5	(21.1)	50.6	$704.7
Other operating expense	9.5	—	1.1	20.1	6.1	(0.3)	60.0	(1.8)	34.9	129.6
Exploration and business development	9.0	2.6	9.5	—	0.1	17.1	5.7	8.2	53.8	106.0
General and administrative	—	—	—	—	—	—	—	—	132.6	132.6
Operating earnings (loss)	$224.7	139.7	68.5	(263.3)	21.3	225.0	118.8	(27.5)	(170.7)	$336.5
Other income (expense) - net										188.1
Equity in losses of joint ventures and associate										(1.3)
Finance income										13.5
Finance expense										(117.8)
Earnings before tax										$419.0

									Non-operating
	Operating segments								segments(a)
		Round	Bald						Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	other (b), (c)	Total
Property, plant and equipment at:
December 31, 2018	$363.3	433.9	513.5	1,585.8	39.5	418.4	1,591.6	232.2	340.9	$5,519.1

Total assets at:
December 31, 2018	$590.1	583.9	686.1	1,832.8	126.6	1,054.9	1,940.6	334.0	914.8	$8,063.8

Capital expenditures for year ended December 31, 2018 (d)	$95.1	196.5	161.1	96.0	—	63.6	454.7	25.5	5.8	$1,098.3

										Non-operating
	Operating segments									segments (a)
		Round	Bald							Corporate and
	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano		other (b), (c)	Total
Property, plant and equipment at:
December 31, 2017	$354.1	286.2	422.2	1,383.1	39.5	474.7	1,296.0	332.6		298.8	$4,887.2

Total assets at:
December 31, 2017	$559.1	460.2	612.2	1,646.5	171.3	1,164.5	1,580.3	516.4		1,446.7	$8,157.2

Capital expenditures for year ended December 31, 2017 (d)	$110.2	97.1	90.4	121.6	1.4	54.1	434.5	46.0	#	5.0	$960.3

(a)	Non-operating segments include development properties.
(b)

Corporate and other includes corporate, Cerro Casale until its disposal on June 9, 2017, shutdown and other non-operating assets (including Kettle River - Buckhorn, La Coipa, Lobo-Marte and White Gold until its disposal on June 14, 2017).

(c)

In 2017, the Kettle River - Buckhorn mine came to the end of its life and mining activities were completed. The Kettle River - Buckhorn segment has been reclassified to Corporate and other for 2018, as well as the 2017 comparative figures, for segment reporting purposes. Accordingly, Corporate and other includes metal sales and operating earnings (loss) of Kettle River - Buckhorn of $1.1 million and $(8.4) million, respectively (2017 - $96.3 million and $43.4 million, respectively).

(d)	Segment capital expenditures are presented on an accrual basis. Additions to property, plant and equipment in the consolidated statements of cash flows are presented on a cash basis.

ii.           Geographic segments

The following table shows metal sales and property, plant and equipment by geographic region:

	Metal sales		Property, plant and equipment
	Years ended December 31,		As at December 31,
	2018	2017	2018	2017
Geographic information (a)
United States	$1,214.4	$1,461.1	$1,315.6	$1,067.4
Russian Federation	627.7	726.9	423.9	482.3
Brazil	663.1	447.0	1,585.5	1,383.1
Chile	113.6	52.0	358.2	308.8
Mauritania	307.8	298.4	1,594.8	1,302.1
Ghana	286.0	317.6	241.1	343.5
Canada	—	—	—	—
Total	$3,212.6	$3,303.0	$5,519.1	$4,887.2

(a)	Geographic location is determined based on location of the mining assets.

iii.        Significant customers

The following table represents sales to individual customers exceeding 10% of annual metal sales for the following periods:

		Round	Bald						Corporate
Year ended December 31, 2018:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	and other	Total
Customer
1	$38.4	96.2	70.4	46.2	18.1	—	119.4	116.4	—	505.1
2	—	—	—	—	—	376.3	—	—	—	376.3
3	56.1	38.8	19.8	75.3	38.7	—	75.5	56.6	—	360.8
4	17.5	5.6	3.6	186.4	5.5	—	62.0	71.3	—	351.9
										$1,594.1
% of total metal sales										49.6%

		Round	Bald						Corporate
Year ended December 31, 2017:	Fort Knox	Mountain	Mountain	Paracatu	Maricunga	Kupol	Tasiast	Chirano	and other	Total
Customer
1	$—	—	—	—	—	694.5	—	—	—	694.5
2	54.4	60.2	64.8	48.8	6.8	16.4	146.9	116.3	16.9	531.5
3	6.4	19.0	16.4	157.9	11.6	—	31.7	99.1	—	342.1
										$1,568.1
% of total metal sales										47.5%

The Company is not economically dependent on a limited number of customers for the sale of its product because gold can be sold through numerous commodity market traders worldwide.